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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2008

     Check here if Amendment [_]; Amendment Number:
                                                    --------

     This Amendment (Check only one.): [_]  is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Wellcome Trust Limited as trustee of the Wellcome Trust
Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number:
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Pereira Gray
Title: Managing Director, Investment Division
Phone: +44 20 76 11 8888

Signature, Place, and Date of Signing:


/s/ Peter Pereira Gray   London, United Kingdom   2/3/09
----------------------   ----------------------   ------
(Name)                        (City, State)       (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         21 Items
Form 13F Information Table Value Total:   $548,582 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          ITEM 1                 ITEM 2       ITEM 3     ITEM 4      ITEM 5            ITEM 6    ITEM 7    ITEM 8

                                                                                                           Voting
                                                      Market Value   Shares /        Investment  Other    Authority
Name of Issuer               Title of Class   CUSIP    (X $1,000)    Prn Amt. SH/PRN Discretion Managers    Sole
---------------------------- -------------- --------- ------------ ---------- ------ ---------- -------- ----------
APPLE INC                    COM            037833100     29,493      345,549   SH      SOLE      NONE      345,549
BANK OF AMERICA CORPORATION  COM            060505104     31,674    2,249,605   SH      SOLE      NONE    2,249,605
CELLDEX THERAPEUTICS INC NEW COM            15117B103      1,755      221,546   SH      SOLE      NONE      221,546
CISCO SYS INC                COM            17275R102     31,699    1,944,729   SH      SOLE      NONE    1,944,729
COCA COLA CO                 COM            191216100     32,156      710,325   SH      SOLE      NONE      710,325
EXXON MOBIL CORP             COM            30231G102     36,643      459,007   SH      SOLE      NONE      459,007
GENERAL ELECTRIC CO          COM            369604103     27,770    1,714,201   SH      SOLE      NONE    1,714,201
GOOGLE INC                   CL A           38259P508     33,678      109,469   SH      SOLE      NONE      109,469
HEWLETT PACKARD CO           COM            428236103     32,312      890,396   SH      SOLE      NONE      890,396
INFINITY PHARMACEUTICALS INC COM            45665G303      1,197      149,834   SH      SOLE      NONE      149,834
INTERNATIONAL BUSINESS MACHS COM            459200101     31,760      377,377   SH      SOLE      NONE      377,377
JOHNSON & JOHNSON            COM            478160104     31,892      533,046   SH      SOLE      NONE      533,046
JPMORGAN & CHASE & CO        COM            46625H100     30,244      959,206   SH      SOLE      NONE      959,206
METABASIS THERAPEUTICS INC   COM            59101M105        152      474,833   SH      SOLE      NONE      474,833
MICROMET INC                 COM            59509C105      5,129    1,176,287   SH      SOLE      NONE    1,176,287
MICROSOFT CORP               COM            594918104     30,252    1,556,160   SH      SOLE      NONE    1,556,160
PEPSICO INC                  COM            713448108     30,739      561,247   SH      SOLE      NONE      561,247
PFIZER INC                   COM            717081103     34,505    1,948,322   SH      SOLE      NONE    1,948,322
PROCTER & GAMBLE CO          COM            742718109     32,115      519,499   SH      SOLE      NONE      519,499
SCHLUMBERGER LTD             COM            806857108     29,167      689,040   SH      SOLE      NONE      689,040
WAL MART STORES INC          COM            931142103     34,250      610,954   SH      SOLE      NONE      610,954
                                                         548,582   18,200,632                            18,200,632